COMMITMENTS AND CONTINGENCIES (FY) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Oct. 16, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 13, 2020 item
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | item						3
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000		$ 8,050,000
Aggregate purchase price	$ 25,000		$ 25,000
If there are only two advisors
Loss Contingencies [Line Items]
Cash fee payable, percentage				33.33%
Underwriting Agreement
Loss Contingencies [Line Items]
Deferred fee per unit | $ / shares			$ 0.35
Deferred underwriting fee payable			$ 8,050,000
Forward Purchase Agreement
Loss Contingencies [Line Items]
Aggregate purchase price		$ 100,000,000.0	$ 100,000,000.0
Commitment fee (in percent)		2.00%	2.00%
Open Market or Privately Negotiated Transactions
Loss Contingencies [Line Items]
Aggregate purchase price		$ 85,000,000.0	$ 85,000,000.0
Right of First Refusal
Loss Contingencies [Line Items]
Percentage of outstanding common stock of the post-business combination		5.00%	5.00%
Maximum duration (in years)		3 years	3 years
Advisory Agreement
Loss Contingencies [Line Items]
Cash fee payable for financial advisory services				$ 7,350,000
Cash fee payable, percentage				50.00%
Threshold minimum percentage of gross proceeds of the total Securities sold in the Acquisition payable as cash fee				2.00%
Advisory services fee incurred			$ 0
Advisory Agreement | If there are only two advisors
Loss Contingencies [Line Items]
Percentage of gross proceeds of the total Securities sold in the Acquisition payable as cash fee				4.50%
Advisory Agreement | If there are only three advisors
Loss Contingencies [Line Items]
Percentage of gross proceeds of the total Securities sold in the Acquisition payable as cash fee				6.00%
Maximum
Loss Contingencies [Line Items]
Commitment carrying costs			1,000,000.0
Maximum | Forward Purchase Agreement
Loss Contingencies [Line Items]
Commitment carrying costs		$ 1,000,000.0	100,000,000.0
Additional financing amount		$ 400,000,000	$ 400,000,000